Segment and Geographic Information - Allocation of Property, Plant and Equipment, Intangible Assets and Goodwill (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
China
Disclosure of geographical areas [line items]
Property, plant and equipment, among countries that exceeded 10% (as a percentage of total)	14.00%	19.00%
Thailand
Disclosure of geographical areas [line items]
Property, plant and equipment, among countries that exceeded 10% (as a percentage of total)	16.00%	16.00%
Malaysia
Disclosure of geographical areas [line items]
Property, plant and equipment, among countries that exceeded 10% (as a percentage of total)		13.00%
Romania
Disclosure of geographical areas [line items]
Property, plant and equipment, among countries that exceeded 10% (as a percentage of total)	11.00%	15.00%
United States
Disclosure of geographical areas [line items]
Property, plant and equipment, among countries that exceeded 10% (as a percentage of total)	16.00%	15.00%
Intangible assets and goodwill, among countries that exceeded 10% (as a percentage of total)	86.00%	96.00%
South Korea
Disclosure of geographical areas [line items]
Intangible assets and goodwill, among countries that exceeded 10% (as a percentage of total)	10.00%